NEOS Nasdaq-100® High Income ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Automobiles - 2.8%
Tesla, Inc. (a)	358,128	$119,568,195

Beverages - 2.0%
Coca-Cola Europacific Partners PLC	115,562	10,268,840
Keurig Dr. Pepper, Inc.	329,614	9,588,471
Monster Beverage Corp. (a)	236,846	14,781,559
PepsiCo, Inc.	334,508	49,724,614
		84,363,484

Biotechnology - 2.4%
Amgen, Inc.	132,008	37,980,022
Biogen, Inc. (a)	34,374	4,544,930
Gilead Sciences, Inc.	301,061	34,010,861
Vertex Pharmaceuticals, Inc. (a)	61,626	24,096,999
		100,632,812

Broadline Retail - 5.4%
Amazon.com, Inc. (a)	913,611	209,216,919
PDD Holdings, Inc. - ADR (a)	161,412	19,404,951
		228,621,870

Chemicals - 1.3%
Linde PLC	114,027	54,537,974

Commercial Services & Supplies - 0.5%
Cintas Corp.	98,325	20,651,200

Communications Equipment - 1.5%
Cisco Systems, Inc.	954,139	65,921,463

Consumer Discretionary - 0.7%
MercadoLibre, Inc. (a)	12,143	30,028,546

Consumer Staples Distribution & Retail - 2.4%
Costco Wholesale Corp.	107,082	101,012,592

Electric Utilities - 1.4%
American Electric Power Co., Inc.	130,730	14,513,645
Constellation Energy Corp.	75,421	23,228,160
Exelon Corp.	259,905	11,352,650
Xcel Energy, Inc.	146,846	10,630,182
		59,724,637

Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	31,480	5,186,645

Energy Equipment & Services - 0.3%
Baker Hughes Co.	258,788	11,748,975

Entertainment - 3.6%
Electronic Arts, Inc.	60,167	10,345,716
Netflix, Inc. (a)	102,174	123,451,735
Take-Two Interactive Software, Inc. (a)	43,717	10,197,865
Warner Bros. Discovery, Inc. (a)	646,279	7,522,687
		151,518,003

Financial Services - 0.4%
PayPal Holdings, Inc. (a)	234,864	16,485,104

Food Products - 0.7%
Kraft Heinz Co.	287,338	8,036,844
Mondelez International, Inc. - Class A	325,281	19,985,264
		28,022,108

Ground Transportation - 0.5%
CSX Corp.	460,447	14,969,132
Old Dominion Freight Line, Inc.	50,294	7,592,885
		22,562,017

Health Care - 0.3%
Regeneron Pharmaceuticals, Inc.	25,278	14,678,935

Health Care Equipment & Supplies - 1.6%
Dexcom, Inc. (a)	94,407	7,112,624
GE HealthCare Technologies, Inc.	114,581	8,448,057
IDEXX Laboratories, Inc. (a)	19,190	12,417,657
Intuitive Surgical, Inc. (a)	85,916	40,663,613
		68,641,951

Hotels, Restaurants & Leisure - 2.9%
Airbnb, Inc. - Class A (a)	107,539	14,037,066
Booking Holdings, Inc.	7,740	43,336,647
DoorDash, Inc. - Class A (a)	98,879	24,250,075
Marriott International, Inc. - Class A	66,367	17,777,065
Starbucks Corp.	277,792	24,498,476
		123,899,329

Industrials - 2.0%
Axon Enterprise, Inc. (a)	18,617	13,912,298
Copart, Inc. (a)	234,006	11,421,833
Fastenal Co.	278,084	13,809,651
Honeywell International, Inc.	156,142	34,273,169
PACCAR, Inc.	126,997	12,697,160
		86,114,111

Information Technology - 3.0%
Palantir Technologies, Inc. - Class A (a)	547,053	85,728,676
Shopify, Inc. - Class A (a)	293,201	41,423,437
		127,152,113

Interactive Media & Services - 9.2%
Alphabet, Inc. - Class A	571,723	121,725,544
Alphabet, Inc. - Class C	536,452	114,548,596
Meta Platforms, Inc. - Class A	212,873	157,249,285
		393,523,425

IT Services - 0.2%
Cognizant Technology Solutions Corp. - Class A	129,637	9,366,273

Media - 1.1%
Charter Communications, Inc. - Class A (a)	33,957	9,018,300
Comcast Corp. - Class A	913,243	31,022,865
Trade Desk, Inc. - Class A (a)	114,575	6,262,669
		46,303,834

Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	69,795	10,382,704

Pharmaceuticals - 0.3%
AstraZeneca PLC - ADR	145,955	11,661,804

Professional Services - 1.7%
Automatic Data Processing, Inc.	98,710	30,012,776
Paychex, Inc.	89,517	12,483,593
Thomson Reuters Corp.	107,721	19,132,327
Verisk Analytics, Inc.	33,750	9,049,050
		70,677,746

Real Estate Management & Development - 0.2%
CoStar Group, Inc. (a)	99,345	8,890,384

Semiconductors & Semiconductor Equipment - 23.1%
Advanced Micro Devices, Inc. (a)	388,450	63,173,624
Analog Devices, Inc.	121,740	30,594,480
Applied Materials, Inc.	194,976	31,344,342
ARM Holdings PLC - ADR (a)	32,629	4,512,917
ASML Holding NV	20,921	15,536,353
Broadcom, Inc.	679,923	202,202,301
GlobalFoundries, Inc. (a)	145,278	4,850,833
Intel Corp. (a)	1,050,841	25,587,978
KLA Corp.	31,416	27,394,752
Lam Research Corp.	310,548	31,101,382
Marvell Technology, Inc.	209,961	13,199,198
Microchip Technology, Inc.	138,063	8,974,095
Micron Technology, Inc.	269,438	32,065,816
NVIDIA Corp.	2,209,552	384,859,767
NXP Semiconductors NV	60,938	14,311,289
ON Semiconductor Corp. (a)	106,736	5,293,038
QUALCOMM, Inc.	267,107	42,932,108
Texas Instruments, Inc.	221,098	44,767,923
		982,702,196

Software - 16.0%
Adobe, Inc. (a)	101,859	36,333,105
AppLovin Corp. - Class A (a)	74,755	35,776,995
Atlassian Corp. - Class A (a)	41,222	7,328,447
Autodesk, Inc. (a)	51,149	16,096,590
Cadence Design Systems, Inc. (a)	67,078	23,506,144
Crowdstrike Holdings, Inc. - Class A (a)	59,508	25,213,540
Datadog, Inc. - Class A (a)	81,505	11,140,103
Fortinet, Inc. (a)	183,724	14,471,939
Intuit, Inc.	67,257	44,860,419
Microsoft Corp.	691,828	350,542,329
Palo Alto Networks, Inc. (a)	160,340	30,547,977
Roper Technologies, Inc.	25,877	13,619,324
Strategy, Inc. - Class A (a)	60,670	20,288,655
Synopsys, Inc. (a)	44,403	26,798,099
Workday, Inc. - Class A (a)	51,872	11,973,095
Zscaler, Inc. (a)	37,279	10,328,147
		678,824,908

Specialty Retail - 0.8%
O'Reilly Automotive, Inc. (a)	204,684	21,221,637
Ross Stores, Inc.	79,122	11,643,594
		32,865,231

Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	1,329,448	308,618,059

Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	27,670	5,594,874

Wireless Telecommunication Services - 1.6%
T-Mobile US, Inc.	274,824	69,252,900
TOTAL COMMON STOCKS (Cost $3,798,068,914)		4,149,736,402

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.8%
First American Treasury Obligations Fund - Class X, 4.20%(b)	120,056,745	120,056,745
TOTAL MONEY MARKET FUNDS (Cost $120,056,745)		120,056,745

TOTAL INVESTMENTS - 100.4% (Cost $3,918,125,659)		4,269,793,147
Liabilities in Excess of Other Assets - (0.4)%		(16,338,707)
TOTAL NET ASSETS - 100.0%		$4,253,454,440
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

NEOS Nasdaq-100® High Income ETF
Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.8)%	Notional Amount	Contracts	Value
Call Options - (0.8)%
NASDAQ 100 Index (a)(b)
Expiration: 10/17/2025; Exercise Price: $23,925.00	$(1,348,728,192)	(576)	$(20,851,200)
Expiration: 10/17/2025; Exercise Price: $24,250.00	(1,348,728,192)	(576)	(13,158,720)
TOTAL WRITTEN OPTIONS (Premiums received $32,950,628)			$(34,009,920)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS Nasdaq-100® High Income ETF
Notes to Quarterly Schedule of Investments
August 31, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$4,149,736,402	$–	$–	$4,149,736,402
Money Market Funds	120,056,745	–	–	120,056,745
Total Investments	$4,269,793,147	$–	$–	$4,269,793,147

Liabilities:
Written Options	$–	$(34,009,920)	$–	$(34,009,920)
Total Written Options	$–	$(34,009,920)	$–	$(34,009,920)

Refer to the Schedule of Investments for further disaggregation of investment categories.